Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Major components of tax expense (income) [abstract]
Deferred tax liabilities: Excess of accounting value of short-term investments over tax value	$ (3,062)	$ (869)
Deferred tax assets: Non-capital losses carry-forward	3,062	869
Deferred tax assets and liabilities	$ 0	$ 0